Goodwill And Other Intangible Assets (Changes In The Carrying Amounts Of Goodwill) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Goodwill [Roll Forward]
Net goodwill	$ 806.1		$ 829.4
Additions for current year acquisitions	8.7		7.9
Adjustments to prior year acquisitions	0.1		1.1
Reductions for sale of business	(13.2)		(0.4)
Impairment charge	(3.7)	[1]	(4.1)		$ 0.0
Foreign currency translation adjustment	(6.7)		(27.8)
Gross goodwill	1,112.7
Accumulated impairment losses	(321.4)
Net goodwill	791.3		806.1		829.4
Residential Products
Goodwill [Roll Forward]
Net goodwill	351.2		359.8
Additions for current year acquisitions	4.9		0.0
Adjustments to prior year acquisitions	0.0		1.1
Reductions for sale of business	(0.1)		0.0
Impairment charge	0.0		0.0
Foreign currency translation adjustment	(3.2)		(9.7)
Gross goodwill	352.8
Accumulated impairment losses	0.0
Net goodwill	352.8		351.2		359.8
Industrial Products
Goodwill [Roll Forward]
Net goodwill	76.7		81.0
Additions for current year acquisitions	0.0		0.0
Adjustments to prior year acquisitions	0.0		0.0
Reductions for sale of business	(4.3)		0.0
Impairment charge	0.0		(4.1)	[2]
Foreign currency translation adjustment	(0.5)		(0.2)
Gross goodwill	76.0
Accumulated impairment losses	(4.1)
Net goodwill	71.9		76.7		81.0
Furniture Products
Goodwill [Roll Forward]
Net goodwill	190.0		187.2
Additions for current year acquisitions	0.0		7.9
Adjustments to prior year acquisitions	0.1		0.0
Reductions for sale of business	0.0		0.0
Impairment charge	0.0		0.0
Foreign currency translation adjustment	(2.2)		(5.1)
Gross goodwill	438.5
Accumulated impairment losses	(250.6)
Net goodwill	187.9		190.0		187.2
Specialized Products
Goodwill [Roll Forward]
Net goodwill	188.2		201.4
Additions for current year acquisitions	3.8		0.0
Adjustments to prior year acquisitions	0.0		0.0
Reductions for sale of business	(8.8)		(0.4)
Impairment charge	(3.7)		0.0
Foreign currency translation adjustment	(0.8)		(12.8)
Gross goodwill	245.4
Accumulated impairment losses	(66.7)
Net goodwill	$ 178.7		$ 188.2		$ 201.4

[1]	We recorded a goodwill impairment charge related to the Commercial Vehicle Products unit as outlined in Note C.
[2]	We recorded a goodwill impairment charge related to the Steel Tubing unit as outlined in Note C.